WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 75.2%
COMMUNICATION SERVICES - 13.4%
Diversified Telecommunication Services - 4.4%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	3,510,000		$2,881,039	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000		506,304	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	250,000		178,101	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	450,000		324,263	(a)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	150,000		133,612
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,180,000		1,161,318	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	850,000		831,035	(a)

Total Diversified Telecommunication Services					6,015,672

Entertainment - 0.6%
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	870,000		864,106	(a)

Interactive Media & Services - 0.8%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,190,000		940,189	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	500,000		234,204	(a)

Total Interactive Media & Services					1,174,393

Media - 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	400,000		328,847	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,130,000		1,570,509	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,010,000		894,304	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	280,000		261,067
DISH DBS Corp., Senior Notes	7.750%	7/1/26	440,000		330,689
DISH DBS Corp., Senior Notes	5.125%	6/1/29	530,000		294,614
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000		801,450	(a)
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	700,000		561,239	(a)
United Group BV, Senior Secured Notes	5.250%	2/1/30	150,000	EUR	131,250	(a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	700,000		551,148	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	900,000		802,619	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	370,000		291,049	(a)

Total Media					6,818,785

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report	1

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 2.6%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	360,000		$298,653	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	310,000		174,147	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	270,000		143,891	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	250,000		170,618	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	2,200,000		1,181,865	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000		536,491	(b)
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	500,000		424,074
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	810,000		655,345	(a)

Total Wireless Telecommunication Services					3,585,084

TOTAL COMMUNICATION SERVICES					18,458,040

CONSUMER DISCRETIONARY - 22.8%
Automobile Components - 3.4%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	600,000		570,294
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,110,000		899,253
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	510,000		509,493	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,690,000		1,645,983	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	1,070,000		1,047,958	(a)

Total Automobile Components					4,672,981

Automobiles - 2.4%
Ford Motor Co., Senior Notes	3.250%	2/12/32	3,860,000		2,978,543
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	400,000		356,603

Total Automobiles					3,335,146

Broadline Retail - 2.0%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	800,000	GBP	917,286	(b)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,360,000		1,859,105

Total Broadline Retail					2,776,391

Distributors - 0.4%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	570,000		579,263	(a)

Diversified Consumer Services - 3.6%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,190,000	EUR	1,149,765	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	980,000	EUR	946,865	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	310,000		265,488	(a)
IPD 3 BV, Senior Secured Notes	8.000%	6/15/28	100,000	EUR	106,951	(a)
Service Corp. International, Senior Notes	5.125%	6/1/29	530,000		491,310

See Notes to Schedule of Investments.

2	Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - (continued)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	740,000		$610,537	(a)
Verisure Holding AB, Senior Secured Notes	7.125%	2/1/28	650,000	EUR	696,662	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	890,000		626,569	(a)

Total Diversified Consumer Services					4,894,147

Hotels, Restaurants & Leisure - 11.0%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	460,000		394,173	(a)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,050,000	EUR	1,026,885	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	490,000		477,320	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	180,000		153,747	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	290,000		298,915	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	530,000		568,679	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,000,000	EUR	679,019
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	640,000		537,769	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	300,000		290,426
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.819%	7/16/35	853,000	GBP	767,050	(b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	350,000		288,673	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,350,000		1,297,512	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,340,000		1,238,700	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	920,000		844,456	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	500,000		472,383	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,020,000		936,193	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,270,000	GBP	1,502,111	(b)
Sands China Ltd., Senior Notes	5.650%	8/8/28	500,000		470,983
Sands China Ltd., Senior Notes	3.100%	3/8/29	200,000		165,627
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	250,000	EUR	250,465	(b)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	665,000		602,527	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	100,000		91,055	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	460,000	GBP	469,648	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	400,000		390,245	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	300,000		247,873	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	630,000		598,773	(a)

Total Hotels, Restaurants & Leisure					15,061,207

TOTAL CONSUMER DISCRETIONARY					31,319,135

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report	3

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 1.2%
Beverages - 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	1,140,000		$1,029,642	(a)

Food Products - 0.4%
Bellis Acquisition Co. PLC, Senior Secured Notes	4.500%	2/16/26	170,000	GBP	184,591	(a)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	420,000		406,734	(a)

Total Food Products					591,325

TOTAL CONSUMER STAPLES					1,620,967

ENERGY - 8.0%
Energy Equipment & Services - 0.6%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	270,000		273,778	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	670,000		575,229	(a)
Sunnova Energy Corp., Senior Notes	11.750%	10/1/28	50,000		48,206	(a)

Total Energy Equipment & Services					897,213

Oil, Gas & Consumable Fuels - 7.4%
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	220,000		202,481
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	500,000		397,951
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	400,000		387,441	(a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	230,000		235,039	(a)
Ecopetrol SA, Senior Notes	8.875%	1/13/33	610,000		596,316
Ecopetrol SA, Senior Notes	5.875%	5/28/45	900,000		593,878
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	130,000		104,093	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	770,000		714,487	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,090,000		942,491	(c)(d)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	240,000		241,285	(a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000		314,016
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000		1,061,635	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,600,000		1,073,345
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000		864,060
Range Resources Corp., Senior Notes	8.250%	1/15/29	560,000		574,577
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	320,000		291,922
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	770,000		661,714

See Notes to Schedule of Investments.

4	Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	340,000	$334,574	(a)
YPF SA, Senior Notes	6.950%	7/21/27	645,000	518,450	(a)

Total Oil, Gas & Consumable Fuels				10,109,755

TOTAL ENERGY				11,006,968

FINANCIALS - 8.1%
Banks - 4.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000	612,495	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	368,544	(a)(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	970,000	835,955	(a)(c)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	750,000	628,425	(c)
Comerica Bank, Senior Notes	2.500%	7/23/24	520,000	497,925
Comerica Bank, Subordinated Notes	4.000%	7/27/25	450,000	420,345
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,520,000	1,858,976	(a)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	690,000	620,287	(c)(d)

Total Banks				5,842,952

Capital Markets - 1.0%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,370,000	1,135,026	(a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	330,000	233,251	(c)(d)
Credit Suisse AG AT1 Claim	—	1/1/50	3,590,000	0	*(e)(f)(g)

Total Capital Markets				1,368,277

See Notes to Schedule of Investments.

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WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Financial Services - 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	1,550,000		$1,199,750
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,418,827		2,307,694	(a)(h)
GTCR W-2 Merger Sub LLC, Senior Secured Notes	7.500%	1/15/31	240,000		240,642	(a)(i)
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000	GBP	124,900	(a)(i)

Total Financial Services					3,872,986

TOTAL FINANCIALS					11,084,215

HEALTH CARE - 4.2%
Health Care Providers & Services - 1.1%
Centene Corp., Senior Notes	2.625%	8/1/31	500,000		383,581
CVS Health Corp., Senior Notes	3.250%	8/15/29	800,000		700,293
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000		464,913

Total Health Care Providers & Services					1,548,787

Pharmaceuticals - 3.1%
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	560,000		508,738	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	360,000	GBP	389,857	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	250,000		177,985	*(a)(j)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	3,030,000		2,703,094
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	470,000		431,828

Total Pharmaceuticals					4,211,502

TOTAL HEALTH CARE					5,760,289

INDUSTRIALS - 9.8%
Aerospace & Defense - 0.6%
Bombardier Inc., Senior Notes	7.125%	6/15/26	350,000		339,435	(a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	470,000		446,621	(a)

Total Aerospace & Defense					786,056

Commercial Services & Supplies - 1.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	690,000		573,798	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	930,000		944,341
CoreCivic Inc., Senior Notes	4.750%	10/15/27	740,000		653,121

Total Commercial Services & Supplies					2,171,260

See Notes to Schedule of Investments.

6	Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction & Engineering - 0.1%
Assemblin Group AB, Senior Secured Notes (3 mo. Euribor + 5.000%)	8.587%	7/5/29	130,000	EUR	$137,588	(a)(c)

Electrical Equipment - 0.3%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	410,000		354,468	(a)

Machinery - 1.1%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000	EUR	163,510	(b)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	460,000		430,368
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	1,020,000	EUR	979,156	(a)

Total Machinery					1,573,034

Passenger Airlines - 3.5%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	700,000		663,873	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	360,000		344,555	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	192,500		188,179	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	490,000		456,129	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,038,000		1,038,401	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	200,000		200,091	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,270,000		1,953,506	(a)

Total Passenger Airlines					4,844,734

Trading Companies & Distributors - 2.1%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	440,000		334,254	(a)
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	210,000		203,738	(a)
Boise Cascade Co., Senior Notes	4.875%	7/1/30	780,000		681,508	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,920,000		1,641,627	(a)

Total Trading Companies & Distributors					2,861,127

Transportation Infrastructure - 0.5%
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	600,000	GBP	681,084	(b)

TOTAL INDUSTRIALS					13,409,351

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	320,000		263,613	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report	7

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MATERIALS - 4.4%
Chemicals - 1.3%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	600,000		$432,841	(b)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	130,000	EUR	123,065	(a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	690,000		629,267	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000		596,480

Total Chemicals					1,781,653

Containers & Packaging - 2.7%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	400,000		302,416	(a)(h)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	580,000		557,938	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000		417,910	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	830,000		658,766
Ball Corp., Senior Notes	3.125%	9/15/31	850,000		666,857
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	750,000		613,756	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000		568,222

Total Containers & Packaging					3,785,865

Metals & Mining - 0.4%
Arsenal AIC Parent LLC, Senior Secured Notes	8.000%	10/1/30	100,000		99,627	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	400,000		398,573	(a)

Total Metals & Mining					498,200

TOTAL MATERIALS					6,065,718

REAL ESTATE - 2.2%
Health Care REITs - 0.3%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	590,000		409,179

Hotel & Resort REITs - 0.9%
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,120,000		958,596
Service Properties Trust, Senior Notes	4.950%	10/1/29	380,000		287,714

Total Hotel & Resort REITs					1,246,310

Real Estate Management & Development - 0.7%
China Aoyuan Group Ltd., Senior Secured Notes	—	1/23/22	400,000		6,000	*(b)(k)
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	850,000		18,173	*(b)(j)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	160,000		154,943	(a)

See Notes to Schedule of Investments.

8	Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - (continued)
Heimstaden AB, Senior Notes	4.250%	3/9/26	600,000	EUR	$312,610	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.750%	1/14/25	120,000	EUR	108,670	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	2.375%	9/4/26	550,000	EUR	413,845	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	—	2/4/23	200,000		12,000	*(b)(k)

Total Real Estate Management & Development					1,026,241

Specialized REITs - 0.3%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	410,000		401,367	(a)

TOTAL REAL ESTATE					3,083,097

UTILITIES - 0.9%
Electric Utilities - 0.5%
Eskom Holdings SOC Ltd.	4.314%	7/23/27	370,000		324,989	(b)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	320,000		315,523	(a)

Total Electric Utilities					640,512

Gas Utilities - 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	730,000		610,262	(a)

TOTAL UTILITIES					1,250,774

TOTAL CORPORATE BONDS & NOTES (Cost - $114,760,752)					103,322,167

SOVEREIGN BONDS - 14.2%
Angola - 0.6%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000		347,335	(a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	620,000		500,020	(a)

Total Angola					847,355

Argentina - 1.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	193,002		54,041
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	343,917		98,647
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	1,349,180		336,156
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,877,078		946,975	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report	9

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Argentina - (continued)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	166,668	$139,484	(b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	390,000	293,620	(a)

Total Argentina				1,868,923

Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	300,000	246,614	(a)

Bahrain - 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	394,613	(a)

Colombia - 0.3%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	650,000	482,531

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	333,084	(a)

Dominican Republic 1.7%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	480,000	440,480	(a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	410,000	348,477	(a)
Dominican Republic International Bond, Senior Notes	7.050%	2/3/31	600,000	580,668	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000	122,225	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	410,000	334,348	(b)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	512,352	(a)

Total Dominican Republic				2,338,550

Ecuador - 0.3%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,270,000	382,192	(a)

Egypt - 0.6%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000	171,142	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000	195,957	(b)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000	432,586	(a)

Total Egypt				799,685

See Notes to Schedule of Investments.

10	Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	600,000		$550,095	(a)

Indonesia - 0.7%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,000,000		928,578

Ivory Coast - 0.7%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	113,389		101,442	(b)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000		873,967	(a)

Total Ivory Coast					975,409

Jordan - 0.6%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	780,000		779,513	(a)

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	300,000		242,196	(a)

Mexico - 1.8%
Mexican Bonos, Bonds	7.750%	5/29/31	3,500,000	MXN	177,003
Mexican Bonos, Senior Notes	7.750%	11/23/34	22,020,000	MXN	1,077,821
Mexican Bonos, Senior Notes	7.750%	11/13/42	14,770,000	MXN	683,094
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	700,000		554,074

Total Mexico					2,491,992

Nigeria - 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		217,547	(b)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	350,000		276,930	(a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		157,986	(a)

Total Nigeria					652,463

Oman - 0.3%
Oman Government International Bond, Senior Notes	6.750%	1/17/48	400,000		368,858	(b)

Panama - 0.9%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,700,000		1,234,640

Paraguay - 0.3%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	560,000		429,105	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report	11

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	400,000		$328,553

Russia - 0.1%
Russian Federal Bond - OFZ	6.900%	5/23/29	37,540,000	RUB	122,540	*(j)

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000		309,419	(a)

South Africa - 0.2%
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000		253,785

Turkey - 1.3%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	840,000		770,700
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	700,000		643,356
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	680,000		432,732

Total Turkey					1,846,788

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/28	200,000		58,406	*(a)(j)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	600,000		160,615	*(a)(j)

Total Ukraine					219,021

TOTAL SOVEREIGN BONDS (Cost - $23,856,679)					19,426,502

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.3%
U.S. Government Obligations - 4.3%
U.S. Treasury Notes	3.250%	8/31/24	2,000,000		1,960,321
U.S. Treasury Notes	4.125%	1/31/25	50,000		49,232
U.S. Treasury Notes	3.500%	9/15/25	180,000		174,755
U.S. Treasury Notes	2.250%	11/15/25	750,000		708,750
U.S. Treasury Notes	1.500%	1/31/27	1,000,000		900,547
U.S. Treasury Notes	2.750%	5/31/29	1,000,000		906,094
U.S. Treasury Notes	3.500%	2/15/33	1,350,000		1,238,836

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $6,146,169)					5,938,535

See Notes to Schedule of Investments.

12	Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.5%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
DISH Network Corp., Senior Notes	2.375%	3/15/24	700,000	$674,625
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,480,000	896,880

TOTAL COMMUNICATION SERVICES				1,571,505

INDUSTRIALS - 0.4%
Passenger Airlines - 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	590,000	493,535

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,647,400)				2,065,040

ASSET-BACKED SECURITIES - 0.4%
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%) (Cost - $593,888)	11.250%	10/15/31	600,000	571,918	(a)(c)

SENIOR LOANS - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.3%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%) (Cost - $376,497)	8.931%	4/13/28	500,000	380,210	(c)(l)(m)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $6,358)		5/28/28	6,640	1,134	*

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $613,437)			75,024,286	0	*(e)(f)(g)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $149,001,180)				131,705,506

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report	13

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,260,234)	5.259%	2,260,234	$2,260,234	(n)(o)

TOTAL INVESTMENTS - 97.6% (Cost - $151,261,414)			133,965,740
Other Assets in Excess of Liabilities - 2.4%			3,344,193

TOTAL NET ASSETS - 100.0%			$137,309,933

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	The coupon payment on this security is currently in default as of September 30, 2023.

(k)	The maturity principal is currently in default as of September 30, 2023.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2023, the total market value of investments in Affiliated Companies was $2,260,234 and the cost was $2,260,234 (Note 2).

See Notes to Schedule of Investments.

14	Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
USD	— United States Dollar

At September 30, 2023, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	18	12/23	$2,420,813	$2,387,812	$33,001

At September 30, 2023, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	495,546	USD	28,514	Goldman Sachs Group Inc.	10/20/23	$(182)
EUR	214,077	USD	239,573	Morgan Stanley & Co. Inc.	10/20/23	(13,040)
GBP	844,000	USD	1,105,215	Morgan Stanley & Co. Inc.	10/20/23	(75,314)
USD	5,059,681	EUR	4,582,463	Morgan Stanley & Co. Inc.	10/20/23	210,577
USD	723,330	GBP	552,000	Morgan Stanley & Co. Inc.	10/20/23	49,746
USD	5,413,560	GBP	4,214,553	Morgan Stanley & Co. Inc.	10/20/23	270,705

Net unrealized appreciation on open forward foreign currency contracts						$442,492

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report	15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

16

Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

17

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$103,322,167	$0	*	$103,322,167
Sovereign Bonds	—	19,426,502	—		19,426,502
U.S. Government & Agency Obligations	—	5,938,535	—		5,938,535
Convertible Bonds & Notes	—	2,065,040	—		2,065,040
Asset-Backed Securities	—	571,918	—		571,918
Senior Loans	—	380,210	—		380,210
Warrants	$1,134	—	—		1,134
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	1,134	131,704,372	0	*	131,705,506

Short-Term Investments†	2,260,234	—	—		2,260,234

Total Investments	$2,261,368	$131,704,372	$0	*	$133,965,740

Other Financial Instruments:
Futures Contracts††	$33,001	—	—		$33,001
Forward Foreign Currency Contracts††	—	$531,028	—		531,028

Total Other Financial Instruments	$33,001	$531,028	—		$564,029

Total	$2,294,369	$132,235,400	$0	*	$134,529,769

18

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$88,536	—	$88,536

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,019,727	$24,778,015	24,778,015	$23,537,508	23,537,508

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$83,617	—	$2,260,234

19